RIGHT-OF-USE ASSETS	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Right-of-use Assets
RIGHT-OF-USE ASSETS

NOTE－9 RIGHT-OF-USE ASSETS

The Company adopted ASU No. 2016-02, Leases, on January 1, 2019, the beginning of the fiscal 2019, using the modified retrospective approach. The Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the Consolidated Balance Sheet. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the years.

	Six Months Ended August 31,
	2025	2024
	$’000	$’000

Operating lease expense (per ASC 842)	471	104

Total lease expense	471	104

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative, and cost of revenue” expense on the accompanying consolidated statement of operations.

Future Contractual Lease Payments as of August 31, 2025

The Company adopts 2.84% as weighted average incremental borrowing rate to determine the present value of the lease payments. The weighted average remaining life of the lease was 2-3 years.

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three period ending August 31:

Financial Periods ending August 31,	Operating lease amount
$’000

2026	179
2027	737
Less: interest	(12)

Present value of lease liabilities	904

Representing:-
Current liabilities	173
Non-current liabilities	731

904

NOTE－9 RIGHT-OF-USE ASSETS

The Company adopted ASU No. 2016-02, Leases, on January 1, 2019, the beginning of the fiscal 2019, using the modified retrospective approach. The Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the Consolidated Balance Sheet. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the years.

	Financial Years Ended
	February 28, 2025	February 29, 2024
	$’000	$’000

Operating lease expense (per ASC 842)	519	494

Total lease expense	519	494

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative, and cost of revenue” expense on the accompanying consolidated statement of operations.

Future Contractual Lease Payments as of February 28, 2025

The Company adopts 2.85% as weighted average incremental borrowing rate to determine the present value of the lease payments. The weighted average remaining life of the lease was 3-4 years.

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending February 28:

Financial Years ending February 28,	Operating lease amount
$’000

2026	355
2027	577
Less: interest	(18)

Present value of lease liabilities	914

Representing:-
Current liabilities	343
Non-current liabilities	571

914